Derivative Financial Instruments and Debt Excluding Finance Lease Liabilities - Comparison of the Fair Value with the Carrying Amount of Debt Excluding Finance Lease Liabilities (Detail) - USD ($)
$ in Millions
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Derivative Financial Instruments [Abstract]
Carrying value of debt excluding finance lease liabilities	$ 61,888	$ 62,798
Fair value of debt excluding finance lease liabilities	$ 66,483	$ 64,708